UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Growth Discovery Fund

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Microsoft Corp.	9.1
Alphabet, Inc. Class A	7.2
Apple, Inc.	5.7
Visa, Inc. Class A	3.9
Facebook, Inc. Class A	3.9
Adobe, Inc.	3.7
Amazon.com, Inc.	3.7
Qualcomm, Inc.	2.6
American Tower Corp.	2.5
NVIDIA Corp.	2.3
44.6

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	40.0
Communication Services	13.8
Health Care	13.1
Consumer Discretionary	13.1
Industrials	7.2

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 13.0%

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.8%
Entertainment - 1.8%
Activision Blizzard, Inc.	433,400	$25,753
Electronic Arts, Inc. (a)	114,334	12,292
		38,045
Interactive Media & Services - 12.0%
Alphabet, Inc. Class A (a)	117,252	157,046
Facebook, Inc. Class A (a)	411,991	84,561
Tencent Holdings Ltd.	391,900	18,880
		260,487

TOTAL COMMUNICATION SERVICES		298,532

CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.7%
Ferrari NV	96,400	15,958
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	576,800	10,157
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	7,100	5,943
Household Durables - 0.8%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	155,500	8,203
NVR, Inc. (a)	2,540	9,673
		17,882
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	87,000	18,453
Amazon.com, Inc. (a)	42,800	79,088
Delivery Hero AG (a)(d)	28,300	2,240
Fiverr International Ltd. (e)	14,000	329
Pinduoduo, Inc. ADR (a)	188,300	7,122
The Booking Holdings, Inc. (a)	22,300	45,798
		153,030
Specialty Retail - 2.2%
Five Below, Inc. (a)	32,800	4,194
National Vision Holdings, Inc. (a)	166,700	5,406
Ross Stores, Inc.	163,300	19,011
Ulta Beauty, Inc. (a)	73,200	18,530
		47,141
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	398,000	3,563
Canada Goose Holdings, Inc. (a)(e)	160,544	5,812
LVMH Moet Hennessy Louis Vuitton SE	50,880	23,708
		33,083

TOTAL CONSUMER DISCRETIONARY		283,194

CONSUMER STAPLES - 3.7%
Beverages - 1.0%
Fever-Tree Drinks PLC	351	10
Kweichow Moutai Co. Ltd. (A Shares)	55,529	9,434
Pernod Ricard SA	34,700	6,204
Pernod Ricard SA ADR	146,900	5,280
		20,928
Food Products - 0.2%
The Simply Good Foods Co. (a)	146,800	4,190
Household Products - 1.7%
Energizer Holdings, Inc. (e)	353,900	17,773
Procter & Gamble Co.	156,300	19,522
		37,295
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	83,100	17,163

TOTAL CONSUMER STAPLES		79,576

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc. (a)	299,100	18,266
Reliance Industries Ltd.	778,753	16,524
		34,790
FINANCIALS - 2.0%
Banks - 0.3%
HDFC Bank Ltd.	72,910	1,301
HDFC Bank Ltd. sponsored ADR	99,200	6,286
Metro Bank PLC (a)(e)	25,300	69
		7,656
Capital Markets - 1.7%
CME Group, Inc.	137,245	27,548
JMP Group, Inc.	75,200	243
MSCI, Inc.	4,100	1,059
The Blackstone Group LP	119,700	6,696
Tradeweb Markets, Inc. Class A	8,800	408
XP, Inc. Class A (a)(e)	14,500	559
		36,513

TOTAL FINANCIALS		44,169

HEALTH CARE - 13.1%
Biotechnology - 3.7%
AbbVie, Inc.	388,000	34,354
Affimed NV (a)	200,400	549
Aimmune Therapeutics, Inc. (a)(e)	125,000	4,184
BioNTech AG	129,132	3,937
BioNTech SE ADR (a)(e)	50,500	1,711
Cytokinetics, Inc. (a)	172,671	1,832
Gamida Cell Ltd. (a)	373,600	1,606
Insmed, Inc. (a)	351,478	8,393
Neurocrine Biosciences, Inc. (a)	35,500	3,816
Rubius Therapeutics, Inc. (a)	18,700	178
Vertex Pharmaceuticals, Inc. (a)	90,793	19,879
		80,439
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	636,800	28,796
Danaher Corp.	119,855	18,395
Haemonetics Corp. (a)	52,600	6,044
Intuitive Surgical, Inc. (a)	53,300	31,508
Penumbra, Inc. (a)	21,300	3,499
ResMed, Inc.	59,600	9,236
		97,478
Health Care Providers & Services - 0.8%
Guardant Health, Inc. (a)	13,200	1,031
HealthEquity, Inc. (a)	83,900	6,214
UnitedHealth Group, Inc.	37,200	10,936
		18,181
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	61,200	8,608
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	19,100	1,456
Bio-Techne Corp.	4,200	922
Bruker Corp.	211,100	10,760
Codexis, Inc. (a)	158,700	2,538
Thermo Fisher Scientific, Inc.	74,400	24,170
		39,846
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	570,100	28,425
Perrigo Co. PLC	195,800	10,115
		38,540

TOTAL HEALTH CARE		283,092

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	20,327	11,383
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	133,100	12,104
Edenred SA	4,100	212
		12,316
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	25,100	2,525
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	29,714	10,526
Machinery - 1.1%
Gardner Denver Holdings, Inc. (a)	655,400	24,040
Professional Services - 2.2%
Equifax, Inc.	94,300	13,213
IHS Markit Ltd. (a)	185,800	14,000
TransUnion Holding Co., Inc.	240,700	20,606
Upwork, Inc. (a)	4,500	48
		47,867
Road & Rail - 2.2%
Knight-Swift Transportation Holdings, Inc. Class A	178,419	6,395
Lyft, Inc.	109,500	4,711
Rumo SA (a)	1,023,900	6,643
Uber Technologies, Inc.	1,003,072	29,831
		47,580

TOTAL INDUSTRIALS		156,237

INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	26,500	1,940
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	37,500	9,579
IT Services - 8.6%
Black Knight, Inc. (a)	332,400	21,433
Fiserv, Inc. (a)	188,800	21,831
MasterCard, Inc. Class A	65,800	19,647
MongoDB, Inc. Class A (a)	8,500	1,119
Okta, Inc. (a)	33,000	3,807
Shopify, Inc. Class A (a)	44,500	17,693
Square, Inc. (a)	154,800	9,684
Verra Mobility Corp. (a)	428,300	5,992
Visa, Inc. Class A	452,196	84,968
		186,174
Semiconductors & Semiconductor Equipment - 8.0%
ASML Holding NV	67,100	19,858
Marvell Technology Group Ltd.	148,100	3,934
Micron Technology, Inc. (a)	219,400	11,799
NVIDIA Corp.	211,400	49,742
NXP Semiconductors NV	244,700	31,141
Qualcomm, Inc.	642,400	56,679
		173,153
Software - 17.2%
Adobe, Inc. (a)	245,800	81,067
Autodesk, Inc. (a)	67,500	12,384
Bill.Com Holdings, Inc. (a)	28,300	1,077
Cloudflare, Inc. (a)	11,700	200
Datadog, Inc. Class A (a)	5,100	193
Elastic NV (a)	1,800	116
Intuit, Inc.	82,400	21,583
Manhattan Associates, Inc. (a)	101,800	8,119
Microsoft Corp.	1,255,800	198,038
Salesforce.com, Inc. (a)	247,764	40,296
SolarWinds, Inc. (a)(e)	529,500	9,822
		372,895
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	419,400	123,157

TOTAL INFORMATION TECHNOLOGY		866,898

MATERIALS - 0.7%
Chemicals - 0.7%
Sherwin-Williams Co.	25,900	15,114
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	233,600	53,686
Crown Castle International Corp.	152,900	21,735
		75,421
TOTAL COMMON STOCKS
(Cost $1,363,781)		2,137,023

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(c)(f)	607,600	469
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	47

TOTAL CONVERTIBLE PREFERRED STOCKS		516

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	404,850	3,704
TOTAL PREFERRED STOCKS
(Cost $4,245)		4,220

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.58% (g)	26,145,074	26,150
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	36,633,206	36,637
TOTAL MONEY MARKET FUNDS
(Cost $62,787)		62,787
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,430,813)		2,204,030
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(37,943)
NET ASSETS - 100%		$2,166,087

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $522,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,240,000 or 0.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
Blu Homes, Inc.	6/21/13	$1,108
Nuvation Bio, Inc. Series A	6/17/19	$469

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$328
Fidelity Securities Lending Cash Central Fund	193
Total	$521

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$298,532	$279,652	$18,880	$--
Consumer Discretionary	283,194	259,480	23,708	6
Consumer Staples	79,576	79,576	--	--
Energy	34,790	34,790	--	--
Financials	47,873	46,572	1,301	--
Health Care	283,561	279,155	3,937	469
Industrials	156,237	156,237	--	--
Information Technology	866,945	866,898	--	47
Materials	15,114	15,114	--	--
Real Estate	75,421	75,421	--	--
Money Market Funds	62,787	62,787	--	--
Total Investments in Securities:	$2,204,030	$2,155,682	$47,826	$522

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
Netherlands	3.0%
Cayman Islands	2.2%
France	1.7%
United Kingdom	1.3%
India	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,762) — See accompanying schedule: Unaffiliated issuers (cost $1,368,026)	$2,141,243
Fidelity Central Funds (cost $62,787)	62,787
Total Investment in Securities (cost $1,430,813)		$2,204,030
Receivable for fund shares sold		2,484
Dividends receivable		1,414
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		3
Other receivables		31
Total assets		2,208,022
Liabilities
Payable for investments purchased
Regular delivery	$105
Delayed delivery	234
Payable for fund shares redeemed	3,089
Accrued management fee	1,162
Other affiliated payables	277
Other payables and accrued expenses	435
Collateral on securities loaned	36,633
Total liabilities		41,935
Net Assets		$2,166,087
Net Assets consist of:
Paid in capital		$1,346,493
Total accumulated earnings (loss)		819,594
Net Assets		$2,166,087
Net Asset Value and Maximum Offering Price
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($1,849,393 ÷ 46,533 shares)		$39.74
Class K:
Net Asset Value, offering price and redemption price per share ($316,694 ÷ 7,964 shares)		$39.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2019 (Unaudited)
Investment Income
Dividends		$9,091
Income from Fidelity Central Funds (including $193 from security lending)		521
Total income		9,612
Expenses
Management fee
Basic fee	$5,549
Performance adjustment	643
Transfer agent fees	1,356
Accounting fees	314
Custodian fees and expenses	22
Independent trustees' fees and expenses	6
Registration fees	35
Audit	24
Legal	6
Interest	2
Miscellaneous	7
Total expenses before reductions	7,964
Expense reductions	(42)
Total expenses after reductions		7,922
Net investment income (loss)		1,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,101
Foreign currency transactions	(16)
Total net realized gain (loss)		72,085
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $368)	127,369
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		127,368
Net gain (loss)		199,453
Net increase (decrease) in net assets resulting from operations		$201,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,690	$2,501
Net realized gain (loss)	72,085	97,626
Change in net unrealized appreciation (depreciation)	127,368	94,585
Net increase (decrease) in net assets resulting from operations	201,143	194,712
Distributions to shareholders	(93,441)	(83,027)
Share transactions - net increase (decrease)	(13,810)	53,922
Total increase (decrease) in net assets	93,892	165,607
Net Assets
Beginning of period	2,072,195	1,906,588
End of period	$2,166,087	$2,072,195

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.74	$35.75	$30.58	$24.47	$24.93	$23.07
Income from Investment Operations
Net investment income (loss)A	.03	.04	.07	.06	.01	.07
Net realized and unrealized gain (loss)	3.67	3.51	6.71	6.07	(.43)	1.81
Total from investment operations	3.70	3.55	6.78	6.13	(.42)	1.88
Distributions from net investment income	(.02)	(.06)	(.05)	(.02)	(.03)	(.02)
Distributions from net realized gain	(1.68)	(1.50)	(1.56)	–	(.01)	–
Total distributions	(1.70)	(1.56)	(1.61)	(.02)	(.04)	(.02)
Net asset value, end of period	$39.74	$37.74	$35.75	$30.58	$24.47	$24.93
Total ReturnB,C	10.15%	10.33%	22.94%	25.08%	(1.68)%	8.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.77%	.74%	.66%	.78%	.77%
Expenses net of fee waivers, if any	.78%F	.77%	.74%	.66%	.78%	.77%
Expenses net of all reductions	.78%F	.76%	.73%	.65%	.78%	.77%
Net investment income (loss)	.15%F	.11%	.22%	.24%	.03%	.27%
Supplemental Data
Net assets, end of period (in millions)	$1,849	$1,707	$1,546	$1,157	$1,000	$1,078
Portfolio turnover rateG	45%F	49%	45%	65%	57%	51%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.78	$35.78	$30.61	$24.48	$24.94	$23.09
Income from Investment Operations
Net investment income (loss)A	.05	.08	.11	.10	.04	.10
Net realized and unrealized gain (loss)	3.68	3.52	6.71	6.07	(.43)	1.82
Total from investment operations	3.73	3.60	6.82	6.17	(.39)	1.92
Distributions from net investment income	(.06)	(.10)	(.09)	(.04)	(.06)	(.07)
Distributions from net realized gain	(1.68)	(1.50)	(1.56)	–	(.01)	–
Total distributions	(1.74)	(1.60)	(1.65)	(.04)	(.07)	(.07)
Net asset value, end of period	$39.77	$37.78	$35.78	$30.61	$24.48	$24.94
Total ReturnB,C	10.22%	10.47%	23.05%	25.23%	(1.57)%	8.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%F	.66%	.63%	.54%	.66%	.64%
Expenses net of fee waivers, if any	.68%F	.66%	.63%	.54%	.66%	.64%
Expenses net of all reductions	.68%F	.66%	.63%	.53%	.65%	.64%
Net investment income (loss)	.25%F	.22%	.32%	.36%	.16%	.40%
Supplemental Data
Net assets, end of period (in millions)	$317	$366	$361	$207	$176	$202
Portfolio turnover rateG	45%F	49%	45%	65%	57%	51%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$788,681
Gross unrealized depreciation	(16,553)
Net unrealized appreciation (depreciation)	$772,128
Tax cost	$1,431,902

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $462,805 and $575,764, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$1,276.15
Class K	80.04
	$1,356

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Discovery Fund	$11

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Discovery Fund	Borrower	$49,305	1.79%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $19. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2019	Year ended June 30, 2019
Distributions to shareholders
Growth Discovery	$77,138	$68,373
Class K	16,303	14,653
Total	$93,441	$83,026

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2019	Year ended June 30, 2019	Six months ended December 31, 2019	Year ended June 30, 2019
Growth Discovery
Shares sold	3,170	8,326	$119,989	$292,246
Reinvestment of distributions	1,952	1,852	72,723	64,603
Shares redeemed	(3,811)	(8,200)	(142,541)	(284,919)
Net increase (decrease)	1,311	1,978	$50,171	$71,930
Class K
Shares sold	1,367	3,015	$51,905	$105,296
Reinvestment of distributions	439	421	16,303	14,653
Shares redeemed	(3,520)	(3,838)	(132,189)	(137,957)
Net increase (decrease)	(1,714)	(402)	$(63,981)	$(18,008)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Growth Discovery	.78%
Actual		$1,000.00	$1,101.50	$4.12
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class K	.68%
Actual		$1,000.00	$1,102.20	$3.59
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Growth Discovery Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

CII-SANN-0220
1.714430.121

Fidelity® Fund

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Microsoft Corp.	7.9
Apple, Inc.	6.7
Alphabet, Inc. Class A	4.8
Amazon.com, Inc.	3.5
JPMorgan Chase & Co.	3.1
Facebook, Inc. Class A	2.9
Visa, Inc. Class A	2.8
UnitedHealth Group, Inc.	2.4
MasterCard, Inc. Class A	2.2
Procter & Gamble Co.	1.9
38.2

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	31.2
Health Care	14.9
Consumer Discretionary	13.1
Financials	12.2
Communication Services	10.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 2.0%

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 0.7%
Electronic Arts, Inc. (a)	30,000	$3,225
Take-Two Interactive Software, Inc. (a)	244,500	29,934
		33,159
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	171,000	229,036
Class C (a)	38,000	50,807
Facebook, Inc. Class A (a)	681,000	139,775
TripAdvisor, Inc.	65,910	2,002
		421,620
Media - 1.4%
Comcast Corp. Class A	1,500,000	67,455

TOTAL COMMUNICATION SERVICES		522,234

CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	697,000	61,280
Household Durables - 1.0%
Lennar Corp. Class A	332,200	18,533
NVR, Inc. (a)	7,430	28,296
		46,829
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	90,500	167,230
eBay, Inc.	1,000,000	36,110
Expedia, Inc.	40,000	4,326
		207,666
Multiline Retail - 1.1%
Dollar General Corp.	336,000	52,409
Specialty Retail - 4.6%
AutoZone, Inc. (a)	25,400	30,259
Best Buy Co., Inc.	60,538	5,315
Lowe's Companies, Inc.	357,300	42,790
The Home Depot, Inc.	412,000	89,973
TJX Companies, Inc.	590,000	36,025
Ulta Beauty, Inc. (a)	21,500	5,443
Urban Outfitters, Inc. (a)	320,000	8,886
		218,691
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	395,000	40,017

TOTAL CONSUMER DISCRETIONARY		626,892

CONSUMER STAPLES - 7.4%
Beverages - 1.2%
PepsiCo, Inc.	413,900	56,568
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	238,000	69,953
Walmart, Inc.	532,000	63,223
		133,176
Food Products - 0.5%
The Hershey Co.	185,160	27,215
Household Products - 1.9%
Procter & Gamble Co.	725,000	90,553
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	239,000	49,363

TOTAL CONSUMER STAPLES		356,875

FINANCIALS - 12.2%
Banks - 3.5%
Bank of America Corp.	605,000	21,308
JPMorgan Chase & Co.	1,055,000	147,067
		168,375
Capital Markets - 4.4%
CME Group, Inc.	298,000	59,815
Moody's Corp.	10,000	2,374
Morgan Stanley	724,700	37,047
MSCI, Inc.	199,100	51,404
S&P Global, Inc.	221,000	60,344
		210,984
Consumer Finance - 1.3%
American Express Co.	475,000	59,133
Insurance - 3.0%
AFLAC, Inc.	850,000	44,965
Allstate Corp.	349,500	39,301
Arch Capital Group Ltd. (a)	219,800	9,427
Assurant, Inc.	81,957	10,743
Primerica, Inc.	23,769	3,103
Progressive Corp.	500,000	36,195
		143,734

TOTAL FINANCIALS		582,226

HEALTH CARE - 14.9%
Biotechnology - 2.2%
AbbVie, Inc.	640,000	56,666
Amgen, Inc.	210,000	50,625
		107,291
Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	722,480	62,755
Baxter International, Inc.	284,000	23,748
Becton, Dickinson & Co.	112,600	30,624
Boston Scientific Corp. (a)	621,000	28,082
Danaher Corp.	375,000	57,555
Edwards Lifesciences Corp. (a)	151,000	35,227
Intuitive Surgical, Inc. (a)	52,300	30,917
ResMed, Inc.	155,000	24,020
		292,928
Health Care Providers & Services - 4.0%
Centene Corp. (a)	482,700	30,347
Cigna Corp.	119,100	24,355
HCA Holdings, Inc.	130,000	19,215
UnitedHealth Group, Inc.	393,000	115,534
		189,451
Life Sciences Tools & Services - 1.1%
Mettler-Toledo International, Inc. (a)	6,800	5,394
Thermo Fisher Scientific, Inc.	139,000	45,157
		50,551
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	336,106	21,575
Bristol-Myers Squibb Co. rights (a)	336,106	1,012
Roche Holding AG (participation certificate)	80,000	26,000
Zoetis, Inc. Class A	190,000	25,147
		73,734

TOTAL HEALTH CARE		713,955

INDUSTRIALS - 4.3%
Aerospace & Defense - 2.4%
Harris Corp.	131,000	25,921
Huntington Ingalls Industries, Inc.	118,350	29,692
Northrop Grumman Corp.	92,700	31,886
TransDigm Group, Inc.	45,000	25,200
		112,699
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	142,300	11,128
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	112,000	10,185
Electrical Equipment - 0.4%
AMETEK, Inc.	171,515	17,107
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	86,943	30,798
Machinery - 0.3%
Dover Corp.	121,200	13,970
Professional Services - 0.2%
Verisk Analytics, Inc.	52,900	7,900

TOTAL INDUSTRIALS		203,787

INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,294,800	62,099
Motorola Solutions, Inc.	34,748	5,599
		67,698
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	520,000	56,280
CDW Corp.	78,200	11,170
Keysight Technologies, Inc. (a)	241,400	24,775
		92,225
IT Services - 8.6%
Accenture PLC Class A	238,606	50,243
Adyen BV (a)(b)	2,400	1,968
Booz Allen Hamilton Holding Corp. Class A	219,939	15,644
EPAM Systems, Inc. (a)	33,000	7,001
Fidelity National Information Services, Inc.	245,300	34,119
FleetCor Technologies, Inc. (a)	77,900	22,413
Global Payments, Inc.	109,000	19,899
MasterCard, Inc. Class A	347,000	103,611
PayPal Holdings, Inc. (a)	137,000	14,819
VeriSign, Inc. (a)	30,500	5,877
Visa, Inc. Class A	710,400	133,484
		409,078
Semiconductors & Semiconductor Equipment - 2.6%
KLA-Tencor Corp.	176,000	31,358
Lam Research Corp.	165,000	48,246
Mellanox Technologies Ltd. (a)	91,600	10,734
Micron Technology, Inc. (a)	167,200	8,992
Qualcomm, Inc.	78,500	6,926
Skyworks Solutions, Inc.	43,991	5,318
Texas Instruments, Inc.	43,000	5,516
Xilinx, Inc.	76,100	7,440
		124,530
Software - 10.0%
Adobe, Inc. (a)	196,200	64,709
Cadence Design Systems, Inc. (a)	76,800	5,327
Fortinet, Inc. (a)	253,600	27,074
Microsoft Corp.	2,390,000	376,901
Salesforce.com, Inc. (a)	2,000	325
Synopsys, Inc. (a)	24,288	3,381
		477,717
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,097,500	322,281

TOTAL INFORMATION TECHNOLOGY		1,493,529

MATERIALS - 0.7%
Chemicals - 0.7%
Sherwin-Williams Co.	54,600	31,861
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	313,000	71,934
Equity Lifestyle Properties, Inc.	115,871	8,156
Public Storage	7,700	1,640
SBA Communications Corp. Class A	100,000	24,099
		105,829
UTILITIES - 1.5%
Electric Utilities - 1.5%
NextEra Energy, Inc.	292,000	70,711
TOTAL COMMON STOCKS
(Cost $2,715,711)		4,707,899

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.58% (c)
(Cost $83,627)	83,612,533	83,629
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,799,338)		4,791,528
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,138)
NET ASSETS - 100%		$4,785,390

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,968,000 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$751
Fidelity Securities Lending Cash Central Fund	121
Total	$872

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$522,234	$522,234	$--	$--
Consumer Discretionary	626,892	626,892	--	--
Consumer Staples	356,875	356,875	--	--
Financials	582,226	582,226	--	--
Health Care	713,955	687,955	26,000	--
Industrials	203,787	203,787	--	--
Information Technology	1,493,529	1,493,529	--	--
Materials	31,861	31,861	--	--
Real Estate	105,829	105,829	--	--
Utilities	70,711	70,711	--	--
Money Market Funds	83,629	83,629	--	--
Total Investments in Securities:	$4,791,528	$4,765,528	$26,000	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,715,711)	$4,707,899
Fidelity Central Funds (cost $83,627)	83,629
Total Investment in Securities (cost $2,799,338)		$4,791,528
Receivable for fund shares sold		631
Dividends receivable		4,217
Distributions receivable from Fidelity Central Funds		102
Prepaid expenses		6
Other receivables		130
Total assets		4,796,614
Liabilities
Payable to custodian bank	$696
Payable for fund shares redeemed	8,543
Accrued management fee	1,272
Other affiliated payables	548
Other payables and accrued expenses	165
Total liabilities		11,224
Net Assets		$4,785,390
Net Assets consist of:
Paid in capital		$2,765,120
Total accumulated earnings (loss)		2,020,270
Net Assets		$4,785,390
Net Asset Value and Maximum Offering Price
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($4,309,536 ÷ 84,969 shares)		$50.72
Class K:
Net Asset Value, offering price and redemption price per share ($475,854 ÷ 9,387 shares)		$50.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2019 (Unaudited)
Investment Income
Dividends		$28,993
Income from Fidelity Central Funds (including $121 from security lending)		872
Total income		29,865
Expenses
Management fee	$7,213
Transfer agent fees	2,753
Accounting fees	529
Custodian fees and expenses	33
Independent trustees' fees and expenses	13
Registration fees	59
Audit	33
Legal	6
Miscellaneous	13
Total expenses before reductions	10,652
Expense reductions	(75)
Total expenses after reductions		10,577
Net investment income (loss)		19,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,754
Total net realized gain (loss)		109,754
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	412,299
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	23
Total change in net unrealized appreciation (depreciation)		412,323
Net gain (loss)		522,077
Net increase (decrease) in net assets resulting from operations		$541,365

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,288	$44,502
Net realized gain (loss)	109,754	181,491
Change in net unrealized appreciation (depreciation)	412,323	115,077
Net increase (decrease) in net assets resulting from operations	541,365	341,070
Distributions to shareholders	(249,202)	(288,127)
Share transactions - net increase (decrease)	147,686	(286,744)
Total increase (decrease) in net assets	439,849	(233,801)
Net Assets
Beginning of period	4,345,541	4,579,342
End of period	$4,785,390	$4,345,541

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$47.60	$46.86	$44.92	$42.04	$44.69	$45.42
Income from Investment Operations
Net investment income (loss)A	.21	.46	.45	.44	.38	.34
Net realized and unrealized gain (loss)	5.65	3.26	6.74	5.33	(.73)	3.91
Total from investment operations	5.86	3.72	7.19	5.77	(.35)	4.25
Distributions from net investment income	(.42)	(.44)	(.45)	(.44)	(.31)	(.30)
Distributions from net realized gain	(2.32)	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)
Total distributions	(2.74)	(2.98)	(5.25)	(2.89)	(2.30)	(4.98)
Net asset value, end of period	$50.72	$47.60	$46.86	$44.92	$42.04	$44.69
Total ReturnB,C	12.76%	8.27%	17.51%	14.34%	(.83)%	10.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.50%	.50%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.49%F	.49%	.50%	.52%	.52%	.52%
Expenses net of all reductions	.48%F	.49%	.50%	.51%	.52%	.52%
Net investment income (loss)	.86%F	1.01%	.99%	1.04%	.91%	.79%
Supplemental Data
Net assets, end of period (in millions)	$4,310	$4,019	$4,129	$3,884	$3,762	$4,143
Portfolio turnover rateG	49%F	45%	38%	82%	67%	59%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$47.60	$46.86	$44.92	$42.04	$44.69	$45.42
Income from Investment Operations
Net investment income (loss)A	.23	.50	.49	.49	.42	.39
Net realized and unrealized gain (loss)	5.65	3.26	6.74	5.32	(.72)	3.91
Total from investment operations	5.88	3.76	7.23	5.81	(.30)	4.30
Distributions from net investment income	(.46)	(.48)	(.49)	(.48)	(.36)	(.35)
Distributions from net realized gain	(2.32)	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)
Total distributions	(2.79)B	(3.02)	(5.29)	(2.93)	(2.35)	(5.03)
Net asset value, end of period	$50.69	$47.60	$46.86	$44.92	$42.04	$44.69
Total ReturnC,D	12.79%	8.37%	17.63%	14.46%	(.72)%	10.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.41%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.40%G	.40%	.41%	.41%	.41%	.41%
Expenses net of all reductions	.40%G	.40%	.40%	.41%	.41%	.41%
Net investment income (loss)	.95%G	1.10%	1.08%	1.14%	1.02%	.90%
Supplemental Data
Net assets, end of period (in millions)	$476	$326	$450	$563	$696	$952
Portfolio turnover rateH	49%G	45%	38%	82%	67%	59%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.79 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $2.322 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $108 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,999,669
Gross unrealized depreciation	(10,109)
Net unrealized appreciation (depreciation)	$1,989,560
Tax cost	$2,801,968

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,073,926 and $1,070,924, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,676.13
Class K	77.05
	$2,753

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $8. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $55 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Fidelity Fund	$4

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2019	Year ended June 30, 2019
Distributions to shareholders
Fidelity Fund	$229,125	$260,457
Class K	20,077	27,670
Total	$249,202	$288,127

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2019	Year ended June 30, 2019	Six months ended December 31, 2019	Year ended June 30, 2019
Fidelity Fund
Shares sold	885	1,693	$42,962	$77,031
Reinvestment of distributions	4,413	5,260	210,705	240,489
Shares redeemed	(4,758)	(10,636)	(230,292)	(480,620)
Net increase (decrease)	540	(3,683)	$23,375	$(163,100)
Class K
Shares sold	4,227	687	$205,745	$31,250
Reinvestment of distributions	418	605	20,077	27,670
Shares redeemed	(2,115)	(4,042)	(101,510)	(182,564)
Net increase (decrease)	2,530	(2,750)	$124,312	$(123,644)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Fidelity Fund	.49%
Actual		$1,000.00	$1,127.60	$2.62
Hypothetical-C		$1,000.00	$1,022.67	$2.49
Class K	.40%
Actual		$1,000.00	$1,127.90	$2.14
Hypothetical-C		$1,000.00	$1,023.13	$2.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

FID-SANN-0220
1.540016.122

Fidelity® Mega Cap Stock Fund

Semi-Annual Report

December 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
General Electric Co.	6.5
Microsoft Corp.	5.9
Exxon Mobil Corp.	5.3
Bank of America Corp.	4.2
Apple, Inc.	4.0
Johnson & Johnson	3.9
Comcast Corp. Class A	3.8
Wells Fargo & Co.	3.5
JPMorgan Chase & Co.	3.4
Berkshire Hathaway, Inc. Class B	2.9
43.4

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Financials	19.3
Health Care	18.6
Information Technology	17.5
Industrials	11.8
Communication Services	9.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *,**
Stocks	97.5%
Convertible Securities	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 14.1%

 ** Written options - (0.01)%

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	477,425	$29,313,895
Entertainment - 3.1%
Activision Blizzard, Inc.	123,100	7,314,602
Electronic Arts, Inc. (a)	71,400	7,676,214
The Walt Disney Co.	128,400	18,570,492
Vivendi SA	642,900	18,619,859
		52,181,167
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	5,550	7,433,615
Class C (a)	5,626	7,522,075
Match Group, Inc. (b)	78,000	6,404,580
		21,360,270
Media - 3.8%
Comcast Corp. Class A	1,427,400	64,190,178

TOTAL COMMUNICATION SERVICES		167,045,510

CONSUMER DISCRETIONARY - 2.7%
Internet & Direct Marketing Retail - 1.8%
The Booking Holdings, Inc. (a)	14,700	30,189,831
Specialty Retail - 0.9%
Lowe's Companies, Inc.	129,900	15,556,824

TOTAL CONSUMER DISCRETIONARY		45,746,655

CONSUMER STAPLES - 7.2%
Beverages - 1.0%
The Coca-Cola Co.	293,000	16,217,550
Food & Staples Retailing - 2.1%
Walmart, Inc.	298,600	35,485,624
Food Products - 1.2%
Nestle SA sponsored ADR	191,400	20,720,964
Household Products - 0.9%
Procter & Gamble Co. (c)	121,500	15,175,350
Tobacco - 2.0%
Altria Group, Inc.	674,605	33,669,536

TOTAL CONSUMER STAPLES		121,269,024

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd.	74,700	2,416,545
Cenovus Energy, Inc. (Canada)	1,901,000	19,324,015
Equinor ASA sponsored ADR	1,195,600	23,804,396
Exxon Mobil Corp.	1,277,600	89,150,928
Hess Corp.	358,400	23,944,704
		158,640,588
FINANCIALS - 19.3%
Banks - 15.0%
Bank of America Corp.	1,989,400	70,066,668
Citigroup, Inc.	259,670	20,745,036
JPMorgan Chase & Co.	407,500	56,805,500
PNC Financial Services Group, Inc.	165,200	26,370,876
U.S. Bancorp	320,800	19,020,232
Wells Fargo & Co.	1,080,330	58,121,754
		251,130,066
Capital Markets - 1.1%
Charles Schwab Corp.	99,595	4,736,738
State Street Corp.	170,200	13,462,820
		18,199,558
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	215,400	48,788,100
Insurance - 0.3%
Chubb Ltd.	25,800	4,016,028
The Travelers Companies, Inc.	11,400	1,561,230
		5,577,258

TOTAL FINANCIALS		323,694,982

HEALTH CARE - 18.4%
Biotechnology - 0.9%
AbbVie, Inc.	50,100	4,435,854
Amgen, Inc.	44,600	10,751,722
		15,187,576
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	7,700	2,094,169
Boston Scientific Corp. (a)	184,200	8,329,524
Medtronic PLC	67,913	7,704,730
		18,128,423
Health Care Providers & Services - 5.2%
Anthem, Inc.	8,182	2,471,209
Cigna Corp.	98,000	20,040,020
CVS Health Corp.	351,200	26,090,648
McKesson Corp.	96,600	13,361,712
UnitedHealth Group, Inc.	86,000	25,282,280
		87,245,869
Pharmaceuticals - 11.2%
Bayer AG	384,526	31,260,674
Bristol-Myers Squibb Co.	753,000	48,335,070
GlaxoSmithKline PLC sponsored ADR	662,800	31,144,972
Johnson & Johnson	454,200	66,254,154
Roche Holding AG (participation certificate)	33,050	10,741,343
		187,736,213

TOTAL HEALTH CARE		308,298,081

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	20,200	3,562,270
The Boeing Co.	6,200	2,019,712
United Technologies Corp.	158,900	23,796,864
		29,378,846
Air Freight & Logistics - 2.5%
FedEx Corp.	52,000	7,862,920
United Parcel Service, Inc. Class B	293,810	34,393,399
		42,256,319
Industrial Conglomerates - 6.6%
3M Co.	7,800	1,376,076
General Electric Co.	9,823,400	109,629,143
		111,005,219
Professional Services - 0.9%
RELX PLC (London Stock Exchange)	604,363	15,254,275

TOTAL INDUSTRIALS		197,894,659

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.	47,990	2,301,600
IT Services - 2.9%
MasterCard, Inc. Class A	33,300	9,943,047
Visa, Inc. Class A	205,000	38,519,500
		48,462,547
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	94,500	5,768,280
Qualcomm, Inc.	403,300	35,583,159
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	158,800	9,226,280
		50,577,719
Software - 7.5%
Microsoft Corp.	629,490	99,270,573
Oracle Corp.	113,332	6,004,329
SAP SE sponsored ADR	149,520	20,034,185
		125,309,087
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	228,807	67,189,176

TOTAL INFORMATION TECHNOLOGY		293,840,129

MATERIALS - 1.3%
Metals & Mining - 1.3%
BHP Billiton Ltd. sponsored ADR (b)	339,600	18,579,516
Glencore Xstrata PLC	1,095,200	3,410,147
		21,989,663
TOTAL COMMON STOCKS
(Cost $1,091,279,427)		1,638,419,291

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $2,178,184)	41,300	2,702,387

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $9,242,241)	9,242,241	4,268,067

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.58% (g)	31,566,158	31,572,472
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	25,062,757	25,065,263
TOTAL MONEY MARKET FUNDS
(Cost $56,637,735)		56,637,735
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,159,337,587)		1,702,027,480
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(22,595,920)
NET ASSETS - 100%		$1,679,431,560

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Procter & Gamble Co.	Chicago Board Options Exchange	174	$2,173,260	$125.00	3/20/20	$(66,990)
Procter & Gamble Co.	Chicago Board Options Exchange	174	2,173,260	130.00	3/20/20	(29,667)
TOTAL WRITTEN OPTIONS						$(96,657)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $4,346,520.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,268,067 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$689,797
Fidelity Securities Lending Cash Central Fund	45,504
Total	$735,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$167,045,510	$167,045,510	$--	$--
Consumer Discretionary	45,746,655	45,746,655	--	--
Consumer Staples	121,269,024	121,269,024	--	--
Energy	158,640,588	158,640,588	--	--
Financials	323,694,982	323,694,982	--	--
Health Care	311,000,468	266,296,064	44,704,404	--
Industrials	197,894,659	197,894,659	--	--
Information Technology	293,840,129	293,840,129	--	--
Materials	21,989,663	18,579,516	3,410,147	--
Other	4,268,067	--	--	4,268,067
Money Market Funds	56,637,735	56,637,735	--	--
Total Investments in Securities:	$1,702,027,480	$1,649,644,862	$48,114,551	$4,268,067
Derivative Instruments:
Liabilities
Written Options	$(96,657)	$(96,657)	$--	$--
Total Liabilities	$(96,657)	$(96,657)	$--	$--
Total Derivative Instruments:	$(96,657)	$(96,657)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(96,657)
Total Equity Risk	0	(96,657)
Total Value of Derivatives	$0	$(96,657)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
Germany	3.1%
United Kingdom	2.8%
Switzerland	2.0%
Norway	1.4%
Canada	1.3%
France	1.1%
Australia	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,436,843) — See accompanying schedule: Unaffiliated issuers (cost $1,102,699,852)	$1,645,389,745
Fidelity Central Funds (cost $56,637,735)	56,637,735
Total Investment in Securities (cost $1,159,337,587)		$1,702,027,480
Restricted cash		487,569
Receivable for investments sold		1,970,101
Receivable for fund shares sold		332,310
Dividends receivable		2,139,377
Distributions receivable from Fidelity Central Funds		68,227
Prepaid expenses		2,629
Other receivables		14,979
Total assets		1,707,042,672
Liabilities
Payable for investments purchased	$168,783
Payable for fund shares redeemed	1,330,367
Accrued management fee	599,932
Distribution and service plan fees payable	49,191
Written options, at value (premium received $124,394)	96,657
Other affiliated payables	256,407
Other payables and accrued expenses	44,225
Collateral on securities loaned	25,065,550
Total liabilities		27,611,112
Net Assets		$1,679,431,560
Net Assets consist of:
Paid in capital		$1,042,559,997
Total accumulated earnings (loss)		636,871,563
Net Assets		$1,679,431,560
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,488,370 ÷ 4,669,520 shares)(a)		$15.31
Maximum offering price per share (100/94.25 of $15.31)		$16.24
Class M:
Net Asset Value and redemption price per share ($25,503,147 ÷ 1,665,115 shares)(a)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class C:
Net Asset Value and offering price per share ($28,926,253 ÷ 1,925,154 shares)(a)		$15.03
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,312,874,620 ÷ 84,624,843 shares)		$15.51
Class I:
Net Asset Value, offering price and redemption price per share ($50,897,979 ÷ 3,273,151 shares)		$15.55
Class Z:
Net Asset Value, offering price and redemption price per share ($189,741,191 ÷ 12,297,412 shares)		$15.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2019 (Unaudited)
Investment Income
Dividends		$19,895,030
Income from Fidelity Central Funds (including $45,504 from security lending)		735,301
Total income		20,630,331
Expenses
Management fee	$3,958,463
Transfer agent fees	1,421,140
Distribution and service plan fees	285,043
Accounting fees	278,959
Custodian fees and expenses	17,510
Independent trustees' fees and expenses	5,826
Registration fees	49,361
Audit	26,941
Legal	2,911
Interest	9,449
Miscellaneous	5,437
Total expenses before reductions	6,061,040
Expense reductions	(45,003)
Total expenses after reductions		6,016,037
Net investment income (loss)		14,614,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,223,320
Redemptions in-kind with affiliated entities	79,900,543
Fidelity Central Funds	1,410
Foreign currency transactions	(4,766)
Total net realized gain (loss)		160,120,507
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,562,794
Fidelity Central Funds	(1,697)
Assets and liabilities in foreign currencies	(1,991)
Written options	27,737
Total change in net unrealized appreciation (depreciation)		41,586,843
Net gain (loss)		201,707,350
Net increase (decrease) in net assets resulting from operations		$216,321,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,614,294	$41,830,028
Net realized gain (loss)	160,120,507	274,043,545
Change in net unrealized appreciation (depreciation)	41,586,843	(166,114,350)
Net increase (decrease) in net assets resulting from operations	216,321,644	149,759,223
Distributions to shareholders	(231,107,197)	(336,740,748)
Share transactions - net increase (decrease)	(253,486,489)	71,154,170
Total increase (decrease) in net assets	(268,272,042)	(115,827,355)
Net Assets
Beginning of period	1,947,703,602	2,063,530,957
End of period	$1,679,431,560	$1,947,703,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$17.34	$18.42	$15.56	$16.56	$16.32
Income from Investment Operations
Net investment income (loss)A	.10	.29	.23	.22	.23	.18
Net realized and unrealized gain (loss)	1.68	.77	1.49	2.94	(.65)	.71
Total from investment operations	1.78	1.06	1.72	3.16	(.42)	.89
Distributions from net investment income	(.27)	(.26)	(.24)	(.22)	(.18)	(.17)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(1.98)B	(2.89)	(2.80)	(.30)C	(.58)	(.65)D
Net asset value, end of period	$15.31	$15.51	$17.34	$18.42	$15.56	$16.56
Total ReturnE,F,G	12.68%	6.99%	10.60%	20.49%	(2.56)%	5.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.93%	.93%	.94%	.95%	1.05%
Expenses net of fee waivers, if any	.92%J	.93%	.93%	.94%	.95%	1.05%
Expenses net of all reductions	.92%J	.93%	.93%	.94%	.95%	1.05%
Net investment income (loss)	1.35%J	1.88%	1.33%	1.30%	1.46%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$71,488	$64,311	$62,333	$60,362	$68,801	$117,385
Portfolio turnover rateK	26%J,L	36%	39%	25%	25%	22%L

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.98 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $1.702 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.50	$17.31	$18.39	$15.54	$16.57	$16.31
Income from Investment Operations
Net investment income (loss)A	.08	.25	.19	.18	.19	.16
Net realized and unrealized gain (loss)	1.67	.78	1.48	2.93	(.65)	.70
Total from investment operations	1.75	1.03	1.67	3.11	(.46)	.86
Distributions from net investment income	(.23)	(.21)	(.19)	(.18)	(.16)	(.13)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(1.93)	(2.84)	(2.75)	(.26)B	(.57)C	(.60)
Net asset value, end of period	$15.32	$15.50	$17.31	$18.39	$15.54	$16.57
Total ReturnD,E,F	12.51%	6.79%	10.33%	20.17%	(2.83)%	5.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.19%	1.19%	1.20%	1.21%	1.21%
Expenses net of fee waivers, if any	1.17%I	1.19%	1.19%	1.20%	1.21%	1.20%
Expenses net of all reductions	1.17%I	1.18%	1.18%	1.20%	1.20%	1.20%
Net investment income (loss)	1.09%I	1.63%	1.07%	1.04%	1.21%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$25,503	$25,031	$26,446	$28,248	$26,145	$23,231
Portfolio turnover rateJ	26%I,K	36%	39%	25%	25%	22%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$17.03	$18.13	$15.32	$16.35	$16.12
Income from Investment Operations
Net investment income (loss)A	.04	.17	.10	.09	.11	.07
Net realized and unrealized gain (loss)	1.65	.77	1.47	2.90	(.64)	.71
Total from investment operations	1.69	.94	1.57	2.99	(.53)	.78
Distributions from net investment income	(.15)	(.13)	(.11)	(.09)	(.09)	(.08)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(1.86)B	(2.77)C	(2.67)	(.18)	(.50)D	(.55)
Net asset value, end of period	$15.03	$15.20	$17.03	$18.13	$15.32	$16.35
Total ReturnE,F,G	12.26%	6.23%	9.81%	19.59%	(3.32)%	5.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.68%J	1.68%	1.68%	1.69%	1.70%	1.70%
Expenses net of fee waivers, if any	1.68%J	1.67%	1.68%	1.69%	1.70%	1.70%
Expenses net of all reductions	1.67%J	1.67%	1.68%	1.69%	1.69%	1.70%
Net investment income (loss)	.59%J	1.14%	.58%	.55%	.72%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$28,926	$28,459	$33,640	$34,205	$31,605	$34,790
Portfolio turnover rateK	26%J,L	36%	39%	25%	25%	22%L

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.86 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.702 per share.

 C Total distributions of $2.77 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $2.634 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.71	$17.52	$18.58	$15.68	$16.72	$16.44
Income from Investment Operations
Net investment income (loss)A	.12	.34	.28	.27	.27	.24
Net realized and unrealized gain (loss)	1.69	.78	1.50	2.97	(.66)	.72
Total from investment operations	1.81	1.12	1.78	3.24	(.39)	.96
Distributions from net investment income	(.31)	(.30)	(.27)	(.26)	(.25)	(.21)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(2.01)	(2.93)	(2.84)B	(.34)C	(.65)	(.68)
Net asset value, end of period	$15.51	$15.71	$17.52	$18.58	$15.68	$16.72
Total ReturnD,E	12.78%	7.33%	10.86%	20.87%	(2.36)%	6.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.68%	.68%	.69%	.67%
Expenses net of fee waivers, if any	.64%H	.65%	.68%	.68%	.69%	.67%
Expenses net of all reductions	.64%H	.65%	.68%	.68%	.68%	.67%
Net investment income (loss)	1.63%H	2.16%	1.58%	1.56%	1.73%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$1,312,875	$1,488,549	$1,715,822	$1,613,374	$3,059,691	$3,300,700
Portfolio turnover rateI	26%H,J	36%	39%	25%	25%	22%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $2.562 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.72	$17.53	$18.60	$15.70	$16.73	$16.39
Income from Investment Operations
Net investment income (loss)A	.12	.34	.28	.27	.27	.24
Net realized and unrealized gain (loss)	1.69	.79	1.50	2.97	(.65)	.72
Total from investment operations	1.81	1.13	1.78	3.24	(.38)	.96
Distributions from net investment income	(.28)	(.30)	(.29)	(.26)	(.24)	(.15)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(1.98)	(2.94)B	(2.85)	(.34)C	(.65)D	(.62)
Net asset value, end of period	$15.55	$15.72	$17.53	$18.60	$15.70	$16.73
Total ReturnE,F	12.77%	7.33%	10.87%	20.84%	(2.31)%	6.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.66%	.67%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.66%I	.66%	.67%	.67%	.68%	.68%
Expenses net of all reductions	.66%I	.66%	.66%	.67%	.68%	.68%
Net investment income (loss)	1.60%I	2.15%	1.60%	1.57%	1.73%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$50,898	$147,465	$143,472	$153,622	$148,414	$186,637
Portfolio turnover rateJ	26%I,K	36%	39%	25%	25%	22%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.94 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $2.634 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.65	$17.46	$18.53	$15.65	$16.69	$16.40
Income from Investment Operations
Net investment income (loss)A	.13	.35	.30	.31	.29	.27
Net realized and unrealized gain (loss)	1.69	.79	1.51	2.94	(.66)	.72
Total from investment operations	1.82	1.14	1.81	3.25	(.37)	.99
Distributions from net investment income	(.33)	(.32)	(.31)	(.28)	(.27)	(.23)
Distributions from net realized gain	(1.70)	(2.63)	(2.56)	(.09)	(.40)	(.47)
Total distributions	(2.04)B	(2.95)	(2.88)C	(.37)	(.67)	(.70)
Net asset value, end of period	$15.43	$15.65	$17.46	$18.53	$15.65	$16.69
Total ReturnD,E	12.85%	7.47%	11.09%	20.96%	(2.21)%	6.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.53%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%H	.53%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.52%H	.53%	.53%	.53%	.53%	.54%
Net investment income (loss)	1.75%H	2.29%	1.73%	1.71%	1.88%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$189,741	$193,889	$81,817	$318,575	$2,414	$2,449
Portfolio turnover rateI	26%H,J	36%	39%	25%	25%	22%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $1.702 per share.

 C Total distributions of $2.88 per share is comprised of distributions from net investment income of $.313 and distributions from net realized gain of $2.562 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$584,584,309
Gross unrealized depreciation	(52,342,892)
Net unrealized appreciation (depreciation)	$532,241,417
Tax cost	$1,169,689,406

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,755,636 in this Subsidiary, representing .28% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $226,872,313 and $426,683,993, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$81,989	$1,092
Class M	.25%	.25%	62,110	–
Class C	.75%	.25%	140,944	7,879
			$285,043	$8,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,051
Class M	1,000
Class C(a)	406
$14,457

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$63,843.19
Class M	24,705.20
Class C	28,121.20
Mega Cap Stock	1,149,128.16
Class I	113,438.19
Class Z	41,905.04
	$1,421,140

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mega Cap Stock Fund	$5,072

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense

Fidelity Mega Cap Stock Fund	Borrower	$62,498,000	1.81%	$9,449

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Affiliated Redemptions In-Kind. During the period, 12,452,084 shares of the Fund were redeemed in-kind for investments and cash with a value of $195,775,452. The net realized gain of $79,900,543 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,332 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $4,788. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,053 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,765.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,165.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $15,020 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2019	Year ended June 30, 2019
Distributions to shareholders
Class A	$8,395,050	$10,837,469
Class M	3,118,098	4,343,796
Class C	3,472,904	5,532,849
Mega Cap Stock	177,319,965	279,661,970
Class I	14,008,605	24,302,434
Class Z	24,792,575	12,062,230
Total	$231,107,197	$336,740,748

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2019	Year ended June 30, 2019	Six months ended December 31, 2019	Year ended June 30, 2019
Class A
Shares sold	342,562	956,568	$5,137,802	$14,752,555
Reinvestment of distributions	578,668	701,203	8,345,792	10,779,290
Shares redeemed	(397,164)	(1,107,680)	(5,907,133)	(16,866,127)
Net increase (decrease)	524,066	550,091	$7,576,461	$8,665,718
Class M
Shares sold	55,272	117,648	$831,547	$1,786,570
Reinvestment of distributions	214,844	280,164	3,095,560	4,311,366
Shares redeemed	(220,176)	(310,235)	(3,274,221)	(4,874,570)
Net increase (decrease)	49,940	87,577	$652,886	$1,223,366
Class C
Shares sold	101,474	192,175	$1,509,486	$2,869,588
Reinvestment of distributions	244,298	363,211	3,450,953	5,500,502
Shares redeemed	(292,880)	(658,553)	(4,291,470)	(9,844,331)
Net increase (decrease)	52,892	(103,167)	$668,969	$(1,474,241)
Mega Cap Stock
Shares sold	2,909,074	6,180,069	$43,400,649	$95,584,602
Reinvestment of distributions	11,687,019	17,247,170	170,166,146	268,404,858
Shares redeemed	(24,720,830)(a)	(26,612,334)	(378,106,942)(a)	(421,780,100)
Net increase (decrease)	(10,124,737)	(3,185,095)	$(164,540,147)	$(57,790,640)
Class I
Shares sold	801,763	2,914,155	$11,956,526	$45,066,773
Reinvestment of distributions	941,632	1,559,606	13,546,920	24,209,418
Shares redeemed	(7,851,497)(a)	(3,276,273)	(121,151,338)(a)	(51,998,715)
Net increase (decrease)	(6,108,102)	1,197,488	$(95,647,892)	$17,277,476
Class Z
Shares sold	2,744,697	12,804,806	$39,069,017	$180,696,909
Reinvestment of distributions	191,450	195,652	2,824,739	3,030,009
Shares redeemed	(3,029,767)	(5,295,672)	(44,090,522)	(80,474,427)
Net increase (decrease)	(93,620)	7,704,786	$(2,196,766)	$103,252,491

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Class A	.92%
Actual		$1,000.00	$1,126.80	$4.92
Hypothetical-C		$1,000.00	$1,020.51	$4.67
Class M	1.17%
Actual		$1,000.00	$1,125.10	$6.25
Hypothetical-C		$1,000.00	$1,019.25	$5.94
Class C	1.68%
Actual		$1,000.00	$1,122.60	$8.96
Hypothetical-C		$1,000.00	$1,016.69	$8.52
Mega Cap Stock	.64%
Actual		$1,000.00	$1,127.80	$3.42
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Class I	.66%
Actual		$1,000.00	$1,127.70	$3.53
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Class Z	.52%
Actual		$1,000.00	$1,128.50	$2.78
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mega Cap Stock Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

GII-SANN-0220
1.714809.123

Fidelity® Series Large Cap Stock Fund

Semi-Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
General Electric Co.	6.5
Microsoft Corp.	5.4
Exxon Mobil Corp.	4.6
Comcast Corp. Class A	3.8
Altria Group, Inc.	3.6
Bank of America Corp.	3.2
Wells Fargo & Co.	2.9
Bristol-Myers Squibb Co.	2.7
Apple, Inc.	2.5
Qualcomm, Inc.	2.2
37.4

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Health Care	19.1
Financials	17.3
Information Technology	15.1
Industrials	13.8
Energy	9.1

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	96.8%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 10.5%

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	2,493,933	$153,127,486
Entertainment - 2.0%
Activision Blizzard, Inc.	901,322	53,556,553
Electronic Arts, Inc. (a)	548,042	58,919,995
The Walt Disney Co.	327,293	47,336,387
Vivendi SA	3,800,481	110,070,648
		269,883,583
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	36,311	48,634,590
Class C (a)	37,473	50,102,150
		98,736,740
Media - 4.7%
Comcast Corp. Class A	11,432,942	514,139,402
Discovery Communications, Inc. Class A (a)(b)	655,001	21,444,733
Interpublic Group of Companies, Inc.	1,979,870	45,734,997
Omnicom Group, Inc.	112,362	9,103,569
Sinclair Broadcast Group, Inc. Class A	1,422,782	47,435,552
		637,858,253

TOTAL COMMUNICATION SERVICES		1,159,606,062

CONSUMER DISCRETIONARY - 3.5%
Distributors - 0.3%
LKQ Corp. (a)	1,106,581	39,504,942
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	25,693	94,036
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	587,289	80,094,474
Whirlpool Corp.	267,763	39,503,075
		119,597,549
Internet & Direct Marketing Retail - 1.2%
Ocado Group PLC (a)	381,200	6,458,151
The Booking Holdings, Inc. (a)	77,837	159,856,182
		166,314,333
Specialty Retail - 0.9%
Lowe's Companies, Inc.	855,747	102,484,261
TJX Companies, Inc.	305,888	18,677,521
		121,161,782
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	135,224	5,158,796
PVH Corp.	227,705	23,943,181
Tapestry, Inc.	168,650	4,548,491
		33,650,468

TOTAL CONSUMER DISCRETIONARY		480,323,110

CONSUMER STAPLES - 8.9%
Beverages - 1.0%
The Coca-Cola Co.	2,513,095	139,099,808
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	822,449	48,491,593
Walmart, Inc.	1,829,774	217,450,342
		265,941,935
Food Products - 0.3%
Nestle SA sponsored ADR	330,056	35,731,863
Household Products - 1.0%
Colgate-Palmolive Co.	41,100	2,829,324
Procter & Gamble Co.	779,914	97,411,259
Spectrum Brands Holdings, Inc.	540,082	34,721,872
		134,962,455
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	2,674	82,787
Unilever NV	242,600	13,922,989
		14,005,776
Tobacco - 4.6%
Altria Group, Inc.	9,899,859	494,101,963
British American Tobacco PLC sponsored ADR	2,324,806	98,711,263
Philip Morris International, Inc.	494,300	42,059,987
		634,873,213

TOTAL CONSUMER STAPLES		1,224,615,050

ENERGY - 9.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	288,000	11,577,600
Oil, Gas & Consumable Fuels - 8.9%
Cenovus Energy, Inc.	25,366	257,465
Cenovus Energy, Inc. (Canada)	22,343,815	227,128,996
EOG Resources, Inc.	49,400	4,137,744
Equinor ASA sponsored ADR	7,110,396	141,567,984
Exxon Mobil Corp.	9,063,943	632,481,943
Hess Corp.	2,419,672	161,658,286
Kosmos Energy Ltd.	8,294,595	47,279,192
Noble Energy, Inc.	351,169	8,723,038
		1,223,234,648

TOTAL ENERGY		1,234,812,248

FINANCIALS - 17.3%
Banks - 11.9%
Bank of America Corp.	12,529,894	441,302,867
BB&T Corp.	2,552,623	143,763,727
Citigroup, Inc.	794,927	63,506,718
First Hawaiian, Inc.	172,963	4,989,983
JPMorgan Chase & Co.	2,067,071	288,149,697
M&T Bank Corp.	133,720	22,698,970
PNC Financial Services Group, Inc.	1,028,721	164,214,733
U.S. Bancorp	1,687,919	100,076,718
Wells Fargo & Co.	7,479,137	402,377,571
		1,631,080,984
Capital Markets - 4.0%
Cboe Global Markets, Inc.	100,621	12,074,520
Charles Schwab Corp.	690,660	32,847,790
KKR & Co. LP	1,894,451	55,261,136
Morgan Stanley	1,141,524	58,354,707
Northern Trust Corp.	1,709,546	181,622,167
Raymond James Financial, Inc.	119,202	10,663,811
State Street Corp.	2,456,741	194,328,213
		545,152,344
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	295,400	4,848,195
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	243,336	55,115,604
Insurance - 0.4%
Chubb Ltd.	275,997	42,961,693
The Travelers Companies, Inc.	114,540	15,686,253
		58,647,946
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	344,577	4,882,656
Radian Group, Inc.	2,820,108	70,953,917
		75,836,573

TOTAL FINANCIALS		2,370,681,646

HEALTH CARE - 19.1%
Biotechnology - 2.7%
AbbVie, Inc.	703,176	62,259,203
Alexion Pharmaceuticals, Inc. (a)	873,083	94,423,926
Alnylam Pharmaceuticals, Inc. (a)	184,650	21,266,141
Amgen, Inc.	308,022	74,254,864
Gritstone Oncology, Inc. (a)	885,562	7,943,491
Heron Therapeutics, Inc. (a)	175,117	4,115,250
Insmed, Inc. (a)	1,172,246	27,993,234
Intercept Pharmaceuticals, Inc. (a)(b)	642,035	79,560,977
Myriad Genetics, Inc. (a)	75,600	2,058,588
United Therapeutics Corp. (a)	45,000	3,963,600
		377,839,274
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	152,806	41,558,648
Boston Scientific Corp. (a)	1,417,219	64,086,643
		105,645,291
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	962,238	81,809,475
Anthem, Inc.	1	302
Cardinal Health, Inc.	1,946,158	98,436,672
Cigna Corp.	887,511	181,487,124
Covetrus, Inc. (a)(b)	635,573	8,389,564
CVS Health Corp.	3,617,152	268,718,222
McKesson Corp.	1,121,621	155,142,617
UnitedHealth Group, Inc.	588,681	173,060,440
		967,044,416
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	43,985	58,500
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	1,027,534	18,649,742
Pharmaceuticals - 8.4%
Bayer AG	2,824,772	229,644,489
Bristol-Myers Squibb Co. (b)	5,656,760	363,107,424
GlaxoSmithKline PLC sponsored ADR	5,074,136	238,433,651
Johnson & Johnson	1,974,071	287,957,737
Sanofi SA sponsored ADR	144,000	7,228,800
TherapeuticsMD, Inc. (a)(b)	8,186,714	19,811,848
		1,146,183,949

TOTAL HEALTH CARE		2,615,421,172

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.4%
General Dynamics Corp.	226,660	39,971,491
Huntington Ingalls Industries, Inc.	127,550	31,999,744
The Boeing Co.	103,341	33,664,364
United Technologies Corp.	561,669	84,115,549
		189,751,148
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	160,339	12,538,510
FedEx Corp.	413,947	62,592,926
United Parcel Service, Inc. Class B	2,013,356	235,683,453
XPO Logistics, Inc. (a)	125,784	10,024,985
		320,839,874
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	1,543	37,526
Stericycle, Inc. (a)(b)	335,844	21,430,206
		21,467,732
Electrical Equipment - 0.5%
Acuity Brands, Inc.	259,469	35,806,722
Hubbell, Inc. Class B	214,614	31,724,241
		67,530,963
Industrial Conglomerates - 6.6%
3M Co.	89,973	15,873,037
General Electric Co.	79,598,218	888,316,108
		904,189,145
Machinery - 0.8%
Flowserve Corp.	837,985	41,706,513
Fortive Corp.	225,800	17,248,862
Westinghouse Air Brake Co.	602,685	46,888,893
		105,844,268
Professional Services - 0.1%
RELX PLC (London Stock Exchange)	385,900	9,740,214
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	772,463	90,208,229
Knight-Swift Transportation Holdings, Inc. Class A (b)	3,357,415	120,329,754
Union Pacific Corp.	353,282	63,869,853
		274,407,836
Trading Companies & Distributors - 0.0%
Watsco, Inc.	1	180

TOTAL INDUSTRIALS		1,893,771,360

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	510,067	24,462,813
IT Services - 2.1%
MasterCard, Inc. Class A	70,689	21,107,029
Paychex, Inc.	77,788	6,616,647
Unisys Corp. (a)	1,946,199	23,081,920
Visa, Inc. Class A	1,246,893	234,291,195
		285,096,791
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	140,338	16,677,768
Applied Materials, Inc.	610,302	37,252,834
Marvell Technology Group Ltd.	322,091	8,554,737
NVIDIA Corp.	33,532	7,890,080
Qualcomm, Inc.	3,475,131	306,610,808
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,415	9,901,112
		386,887,339
Software - 7.5%
Autodesk, Inc. (a)	248,628	45,613,293
Dynatrace, Inc.	345,794	8,748,588
Elastic NV (a)	155,100	9,972,930
Microsoft Corp.	4,645,405	732,580,369
Oracle Corp.	1,365,093	72,322,627
Parametric Technology Corp. (a)	104,300	7,811,027
SAP SE sponsored ADR	1,054,546	141,298,619
		1,018,347,453
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,182,876	347,351,537

TOTAL INFORMATION TECHNOLOGY		2,062,145,933

MATERIALS - 0.8%
Chemicals - 0.6%
Corteva, Inc.	520,938	15,398,927
International Flavors & Fragrances, Inc. (b)	61,302	7,909,184
Intrepid Potash, Inc. (a)	136,494	369,899
Nutrien Ltd.	1,085,392	51,964,746
		75,642,756
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	569,969	31,183,004

TOTAL MATERIALS		106,825,760

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	131,881	30,308,891
Equinix, Inc.	62,022	36,202,241
Simon Property Group, Inc.	67,956	10,122,726
		76,633,858
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp.	100,605	9,176,182
Southern Co.	137,184	8,738,621
		17,914,803
Multi-Utilities - 0.1%
Sempra Energy	52,480	7,949,670

TOTAL UTILITIES		25,864,473

TOTAL COMMON STOCKS
(Cost $9,981,099,985)		13,250,700,672

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $28,952,535)	28,952,535	13,370,281

Money Market Funds - 4.5%
Fidelity Cash Central Fund 1.58% (f)	507,902,267	508,003,848
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	108,123,767	108,134,579
TOTAL MONEY MARKET FUNDS
(Cost $616,128,919)		616,138,427
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $10,626,181,439)		13,880,209,380
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(197,504,621)
NET ASSETS - 100%		$13,682,704,759

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,370,281 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$28,952,535

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,879,435
Fidelity Securities Lending Cash Central Fund	1,511,788
Total	$5,391,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,159,606,062	$1,159,606,062	$--	$--
Consumer Discretionary	480,323,110	480,323,110	--	--
Consumer Staples	1,224,615,050	1,210,692,061	13,922,989	--
Energy	1,234,812,248	1,234,812,248	--	--
Financials	2,370,681,646	2,370,681,646	--	--
Health Care	2,615,421,172	2,385,776,683	229,644,489	--
Industrials	1,893,771,360	1,893,771,360	--	--
Information Technology	2,062,145,933	2,062,145,933	--	--
Materials	106,825,760	106,825,760	--	--
Real Estate	76,633,858	76,633,858	--	--
Utilities	25,864,473	25,864,473	--	--
Other	13,370,281	--	--	13,370,281
Money Market Funds	616,138,427	616,138,427	--	--
Total Investments in Securities:	$13,880,209,380	$13,623,271,621	$243,567,478	$13,370,281

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Germany	2.7%
United Kingdom	2.5%
Canada	2.1%
Norway	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,117,980) — See accompanying schedule: Unaffiliated issuers (cost $10,010,052,520)	$13,264,070,953
Fidelity Central Funds (cost $616,128,919)	616,138,427
Total Investment in Securities (cost $10,626,181,439)		$13,880,209,380
Restricted cash		1,529,826
Foreign currency held at value (cost $914,118)		914,108
Receivable for investments sold		215,858,943
Receivable for fund shares sold		1,587,599
Dividends receivable		23,450,427
Distributions receivable from Fidelity Central Funds		685,246
Total assets		14,124,235,529
Liabilities
Payable for investments purchased	$14,615,557
Payable for fund shares redeemed	318,635,723
Other payables and accrued expenses	144,708
Collateral on securities loaned	108,134,782
Total liabilities		441,530,770
Net Assets		$13,682,704,759
Net Assets consist of:
Paid in capital		$10,375,655,240
Total accumulated earnings (loss)		3,307,049,519
Net Assets		$13,682,704,759
Net Asset Value, offering price and redemption price per share ($13,682,704,759 ÷ 864,095,415 shares)		$15.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2019 (Unaudited)
Investment Income
Dividends		$158,230,290
Interest		295,479
Income from Fidelity Central Funds (including $1,511,788 from security lending)		5,391,223
Total income		163,916,992
Expenses
Custodian fees and expenses	$108,763
Independent trustees' fees and expenses	42,797
Commitment fees	17,114
Total expenses before reductions	168,674
Expense reductions	(1,299)
Total expenses after reductions		167,375
Net investment income (loss)		163,749,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $14,379)	392,165,429
Fidelity Central Funds	203
Foreign currency transactions	(44,022)
Total net realized gain (loss)		392,121,610
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $76,155)	1,105,950,208
Assets and liabilities in foreign currencies	(7,106)
Total change in net unrealized appreciation (depreciation)		1,105,943,102
Net gain (loss)		1,498,064,712
Net increase (decrease) in net assets resulting from operations		$1,661,814,329

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,749,617	$391,290,231
Net realized gain (loss)	392,121,610	721,338,499
Change in net unrealized appreciation (depreciation)	1,105,943,102	(413,631,801)
Net increase (decrease) in net assets resulting from operations	1,661,814,329	698,996,929
Distributions to shareholders	(865,411,192)	(1,413,136,091)
Share transactions
Proceeds from sales of shares	1,071,311,339	1,133,497,284
Net asset value of shares issued in exchange for the net assets of Fidelity Advisor Series Growth & Income Fund	–	1,809,766,806
Reinvestment of distributions	865,411,192	1,413,136,091
Cost of shares redeemed	(3,164,517,273)	(2,587,969,768)
Net increase (decrease) in net assets resulting from share transactions	(1,227,794,742)	1,768,430,413
Total increase (decrease) in net assets	(431,391,605)	1,054,291,251
Net Assets
Beginning of period	14,114,096,364	13,059,805,113
End of period	$13,682,704,759	$14,114,096,364
Other Information
Shares
Sold	71,792,631	76,992,404
Issued in exchange for the shares of Fidelity Advisor Series Growth & Income Fund	–	112,129,097
Issued in reinvestment of distributions	58,634,910	96,263,590
Redeemed	(208,546,110)	(171,771,288)
Net increase (decrease)	(78,118,569)	113,613,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.98	$15.76	$15.00	$12.57	$13.67	$13.58
Income from Investment Operations
Net investment income (loss)A	.18	.42	.38	.26	.24	.25
Net realized and unrealized gain (loss)	1.63	.42	1.26	2.38	(.59)	.43
Total from investment operations	1.81	.84	1.64	2.64	(.35)	.68
Distributions from net investment income	(.28)	(.39)	(.34)	(.19)	(.26)	(.24)
Distributions from net realized gain	(.68)	(1.22)	(.54)	(.02)	(.49)	(.36)
Total distributions	(.96)	(1.62)B	(.88)	(.21)	(.75)	(.59)C
Net asset value, end of period	$15.83	$14.98	$15.76	$15.00	$12.57	$13.67
Total ReturnD,E	12.70%	5.83%	11.35%	21.15%	(2.56)%	5.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.56%	.63%	.63%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.56%	.63%	.63%
Expenses net of all reductions	- %H,I	- %I	- %I	.56%	.63%	.63%
Net investment income (loss)	2.39%H	2.80%	2.47%	1.83%	1.89%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$13,682,705	$14,114,096	$13,059,805	$4,904,453	$3,411,837	$3,849,841
Portfolio turnover rateJ	21%H,K	41%L	44%	54%K	36%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.62 per share is comprised of distributions from net investment income of $.392 and distributions from net realized gain of $1.224 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.359 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2019

1. Organization.

Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, certain conversion ratio adjustments, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,721,445,267
Gross unrealized depreciation	(490,688,090)
Net unrealized appreciation (depreciation)	$3,230,757,177
Tax cost	$10,649,452,203

The Fund elected to defer to its next fiscal year approximately $43,606,649 of capital losses recognized during the period November 1, 2018 to June 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $14,900,107 in this Subsidiary, representing .11% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,382,813,809 and $3,823,416,185, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Stock Fund	$60,870

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including cash valued at $576,379,736 in exchange for 38,761,697 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,114 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $6,290,548. Total fees paid by the Fund to NFS, as lending agent, amounted to $155,390. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $390,563 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,299.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed and accounts by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

10. Prior Fiscal Year Merger Information.

On September 21, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Growth & Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $1,809,766,806, including securities and derivatives of $1,813,907,526 and unrealized appreciation of $373,388,029, was combined with the Fund's net assets of $13,556,328,010 for total net assets after the acquisition of $15,366,094,816.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2019, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$402,044,730
Total net realized gain (loss)	756,493,049
Total change in net unrealized appreciation (depreciation)	(318,788,740)
Net increase (decrease) in net assets resulting from operations	$839,749,039

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 21, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Actual	- %-C	$1,000.00	$1,127.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Large Cap Stock Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

MHT-SANN-0220
1.951032.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 24, 2020